WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 28.0%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,300,000	$2,444,210	(a)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	95,804
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	330,000	410,921
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	210,000	284,002
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	210,000	264,346

Total Diversified Telecommunication Services				3,499,283

Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000	799,766	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	63,510	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	60,000	63,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	330,000	350,176	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	1,233,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000	206,366
Comcast Corp., Senior Notes	3.400%	4/1/30	330,000	381,234
Comcast Corp., Senior Notes	3.250%	11/1/39	70,000	77,809
Comcast Corp., Senior Notes	3.750%	4/1/40	80,000	95,025
Comcast Corp., Senior Notes	3.400%	7/15/46	50,000	55,641
Comcast Corp., Senior Notes	4.000%	3/1/48	90,000	109,310
Comcast Corp., Senior Notes	4.700%	10/15/48	1,160,000	1,562,850
Comcast Corp., Senior Notes	3.450%	2/1/50	430,000	485,692
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	328,116
Fox Corp., Senior Notes	5.476%	1/25/39	580,000	770,119
Prosus NV, Senior Notes	5.500%	7/21/25	1,120,000	1,295,297	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,660,000	1,922,446	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	$931,616
Walt Disney Co., Senior Notes	8.450%	8/1/34	440,000	748,836

Total Media				11,481,434

Wireless Telecommunication Services - 0.2%
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	467,550	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	230,000	347,631
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,050
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,209
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	580,000	665,538	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	710,000	868,337	(a)

Total Wireless Telecommunication Services				2,379,315

TOTAL COMMUNICATION SERVICES				17,360,032

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	300,000	301,125
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	490,000	501,118
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	210,448
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	400,000	399,674
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	517,233
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	123,552
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	854,075

Total Automobiles				2,907,225

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000	464,938	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	272,219

Total Diversified Consumer Services				737,157

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	130,000	$132,567	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	21,696
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	155,627
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	260,000	272,818	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	206,712
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	170,000	179,775	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	40,546
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	739,667
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,400,000	1,418,699
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	109,536
McDonald’s Corp., Senior Notes	3.600%	7/1/30	340,000	395,182
McDonald’s Corp., Senior Notes	3.625%	9/1/49	70,000	79,335
McDonald’s Corp., Senior Notes	4.200%	4/1/50	300,000	367,431
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	557,606
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	810,669
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	670,570
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,464,874	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	410,000	413,095	(a)

Total Hotels, Restaurants & Leisure				8,036,405

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	526,112
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	408,502
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	120,737
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	68,464
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	170,000	197,577
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	460,075

Total Household Durables				1,781,467

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.250%	8/22/57	430,000	$586,615

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.300%	4/15/40	200,000	229,140
Home Depot Inc., Senior Notes	3.900%	6/15/47	70,000	85,643
Home Depot Inc., Senior Notes	3.350%	4/15/50	300,000	344,349
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	240,000	298,304
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	120,000	159,241
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	480,000	667,656

Total Specialty Retail				1,784,333

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,673,617	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,470,000	1,508,433
NIKE Inc., Senior Notes	2.850%	3/27/30	500,000	559,383
NIKE Inc., Senior Notes	3.250%	3/27/40	340,000	383,999
NIKE Inc., Senior Notes	3.375%	3/27/50	1,050,000	1,212,066

Total Textiles, Apparel & Luxury Goods				6,337,498

TOTAL CONSUMER DISCRETIONARY				22,170,700

CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	920,000	1,072,849
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,210,000	5,674,251
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,530,000	1,855,868
Coca-Cola Co., Senior Notes	4.125%	3/25/40	100,000	128,921
Coca-Cola Co., Senior Notes	2.500%	6/1/40	20,000	20,763
Coca-Cola Co., Senior Notes	4.200%	3/25/50	1,000,000	1,325,926
Coca-Cola Co., Senior Notes	2.600%	6/1/50	240,000	244,848
PepsiCo Inc., Senior Notes	2.875%	10/15/49	190,000	203,926
PepsiCo Inc., Senior Notes	3.625%	3/19/50	90,000	109,715
PepsiCo Inc., Senior Notes	3.875%	3/19/60	160,000	204,767

Total Beverages				10,841,834

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	300,000	307,096
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	440,000	449,085

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	13,313	$14,308	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	49,569	56,309

Total Food & Staples Retailing				826,798

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	88,000	95,658
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	144,074	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	26,561
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	68,252
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	13,815	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	10,658	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	243,945
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	480,000	547,044
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	670,000	688,360
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	353,462	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	330,000	391,821	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	130,000	143,298	(a)

Total Food Products				2,726,948

Household Products - 0.2%
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	830,000	1,018,862
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	810,000	1,031,170

Total Household Products				2,050,032

Tobacco - 0.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	510,348
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,520,000	1,818,565
Altria Group Inc., Senior Notes	3.875%	9/16/46	280,000	292,785
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,080,000	1,481,900
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,277,009
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	618,773

Total Tobacco				6,999,380

TOTAL CONSUMER STAPLES				23,444,992

ENERGY - 6.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	760,000	847,703

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 5.9%
Apache Corp., Senior Notes	4.375%	10/15/28	320,000	$318,387
Apache Corp., Senior Notes	4.250%	1/15/30	1,710,000	1,667,088
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	141,375
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	610,000	608,307	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	10,000	9,877
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,430,000	1,616,045	(a)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	87,132
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,740,000	1,794,340
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	330,000	352,569
Concho Resources Inc., Senior Notes	3.750%	10/1/27	470,000	516,331
Concho Resources Inc., Senior Notes	4.300%	8/15/28	940,000	1,062,546
Continental Resources Inc., Senior Notes	3.800%	6/1/24	370,000	365,401
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,260,000	1,202,405
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	400,000	401,718	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,345,755	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	241,111
Devon Energy Corp., Senior Notes	5.600%	7/15/41	380,000	402,645
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	410,000	427,091
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	195,231
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	91,814
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	757,440
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	389,375
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,841,413
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,500,000	1,248,750	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,180,000	1,031,497	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	90,000	$96,556
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	142,548
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	870,000	865,231
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	100,000	105,226
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	700,000	670,840
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	42,157
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	360,000	394,053
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,040,000	1,113,239
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	640,000	850,448
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	890,000	909,556
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	144,045
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	256,749
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,150,000	1,479,803
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	570,000	641,720
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,790,000	2,024,859	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	717,662	(a)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	162,595	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,753,372
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	390,000	394,298	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,360,000	2,569,497	(d)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	628,905
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	3,212,514	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	270,000	306,773
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	380,000	394,250
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,380,000	1,272,181

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	820,000	$720,682
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	2,357,669
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	952,500
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,000,692
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,270,000	1,406,207
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,580,000	2,956,293
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,620,000	1,784,430
QEP Resources Inc., Senior Notes	6.875%	3/1/21	650,000	669,419
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	77,217
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,890,000	1,886,418
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	392,921
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,628,900	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	250,000	275,529
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,270,000	1,374,184
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	60,000	57,103
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	232,044
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	115,981
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	72,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	227,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	680,000	695,025

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	$121,894
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	240,000	243,331	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	300,000	314,400	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	280,000	279,639
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	292,175
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	3,400,000	3,485,289
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	695,393
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	460,000	461,477
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,010,000	1,116,549
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	265,286
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,270
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,999,270
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	39,856
WPX Energy Inc., Senior Notes	4.500%	1/15/30	40,000	38,274
YPF SA, Senior Notes	8.500%	3/23/21	2,550,000	2,469,994	(a)

Total Oil, Gas & Consumable Fuels				71,990,793

TOTAL ENERGY				72,838,496

FINANCIALS - 7.2%
Banks - 4.8%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	9/16/20	370,000	355,996	(b)(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	650,000	693,995	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000	706,190	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	338,763	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	9

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	1,270,000		$1,596,227	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,220,000		1,368,050
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000		2,237,502
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000		1,196,496	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000		3,016,680	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		863,297
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		105,407
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	140,000		151,234	(b)(c)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000		1,697,826
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000		2,004,617
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,440,000		1,675,083
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,750,403	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,420,000		1,583,511
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000		342,469
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000		1,962,469	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,613,353	(b)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,430,000		1,541,990	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	450,000		499,781
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		551,586	(a)

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000		$1,327,168	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	620,000		665,778	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	640,000		699,514	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,587,239	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	870,000		964,125
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	1,200,000		1,354,203
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000		8,115,633
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	910,000		937,030	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/1/20	130,000		130,880	(b)(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	380,000		464,121	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	4,980,000		6,821,827	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	3,768,000		4,204,269
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	700,000		807,402
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000		618,162

Total Banks					57,550,276

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	11

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.5%
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	580,000		$677,461	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/1/20	75,000		69,057	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000		644,196
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	590,000		893,697
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000		989,106
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000		1,836,076
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000		707,306
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/1/20	100,000		0	*(b)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	2,800,000		4,331,666	(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	7,810,000		8,469,515	(a)(b)(c)

Total Capital Markets					18,618,080

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,169,716
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,350,000		1,382,936
DAE Funding LLC, Senior Notes	5.750%	11/15/23	180,000		179,756	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,418,567
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,890,000		1,877,332	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	370,000		353,332	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	880,000		868,431	(a)

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	$1,408,319
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		953,200	(f)(g)

Total Diversified Financial Services					9,611,589

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	830,000		1,048,529	(c)

TOTAL FINANCIALS					86,828,474

HEALTH CARE - 3.7%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,380,000		1,519,388	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,090,000		3,622,023	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	90,000		109,022	(a)

Total Biotechnology					5,250,433

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,009,000		2,280,195

Health Care Providers & Services - 2.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		179,404
Centene Corp., Senior Notes	4.750%	5/15/22	160,000		161,400
Centene Corp., Senior Notes	4.750%	1/15/25	540,000		556,200
Centene Corp., Senior Notes	5.375%	6/1/26	1,200,000		1,267,500	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	460,000		532,249
Cigna Corp., Senior Notes	4.375%	10/15/28	1,140,000		1,366,487
CommonSpirit Health, Secured Notes	4.350%	11/1/42	3,750,000		4,149,048
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000		676,696
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000		628,662
CVS Health Corp., Senior Notes	4.100%	3/25/25	872,000		994,997
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,900,000		4,594,214
CVS Health Corp., Senior Notes	3.750%	4/1/30	370,000		428,380
CVS Health Corp., Senior Notes	4.125%	4/1/40	190,000		221,360
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,940,000		2,533,903
CVS Health Corp., Senior Notes	4.250%	4/1/50	450,000		539,177
Dignity Health, Secured Notes	5.267%	11/1/64	860,000		1,079,443
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000		1,331,932
HCA Inc., Senior Notes	5.375%	2/1/25	580,000		653,802
HCA Inc., Senior Notes	5.375%	9/1/26	540,000		612,873

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	$23,822
HCA Inc., Senior Notes	3.500%	9/1/30	150,000	158,089
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	814,240
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	11,816
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	941,715
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,221,111
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	736,631
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	229,662
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,590,294
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	140,000	180,813
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	100,000	133,506
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	180,000	197,736
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	964,221

Total Health Care Providers & Services				29,711,383

Pharmaceuticals - 0.7%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	20,000	20,664	(a)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	160,000	177,379
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	460,000	657,022
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,400,000	1,869,978
Pfizer Inc., Senior Notes	2.625%	4/1/30	560,000	626,013
Pfizer Inc., Senior Notes Teva Pharmaceutical Finance Co. BV,	1.700%	5/28/30	110,000	113,950
Senior Notes	3.650%	11/10/21	2,300,000	2,312,225
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	60,000	58,334
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	10,000	10,052
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	450,000	450,146

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	310,000	$298,170
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,404,731

Total Pharmaceuticals				7,998,664

TOTAL HEALTH CARE				45,240,675

INDUSTRIALS - 2.6%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	2.700%	2/1/27	710,000	690,074
Boeing Co., Senior Notes	5.150%	5/1/30	1,790,000	2,009,810
Boeing Co., Senior Notes	3.250%	2/1/35	790,000	742,591
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	136,024
Boeing Co., Senior Notes	5.705%	5/1/40	1,460,000	1,700,732
Boeing Co., Senior Notes	3.750%	2/1/50	120,000	108,063
Boeing Co., Senior Notes	5.805%	5/1/50	3,390,000	4,076,327
Boeing Co., Senior Notes	5.930%	5/1/60	1,270,000	1,559,773
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	37,966
General Dynamics Corp., Senior Notes	4.250%	4/1/50	290,000	379,748
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	2,680,000	3,649,247
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	420,000	606,063
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	140,000	152,390	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	330,000	348,795	(a)

Total Aerospace & Defense				16,197,603

Airlines - 0.5%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	5,004	4,886
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	220,000	219,949
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	1,050,000	1,052,607
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,300,000	1,292,872
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	160,000	153,819
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	690,000	633,993
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	910,000	948,229

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,710,000	$1,874,441	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	550,000	573,375	(a)

Total Airlines				6,754,171

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	972,059
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	300,000	306,187	(a)

Total Commercial Services & Supplies				1,278,246

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	3.050%	4/15/30	110,000	125,545
3M Co., Senior Notes	3.700%	4/15/50	800,000	974,855
General Electric Co., Senior Notes	3.450%	5/1/27	120,000	126,896
General Electric Co., Senior Notes	3.625%	5/1/30	240,000	247,854
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,526,004
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	854,805
General Electric Co., Senior Notes	4.250%	5/1/40	250,000	252,861
General Electric Co., Senior Notes	4.350%	5/1/50	320,000	325,385

Total Industrial Conglomerates				4,434,205

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	130,000	148,982
Deere & Co., Senior Notes	3.750%	4/15/50	470,000	578,226

Total Machinery				727,208

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	386,188
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	230,000	246,784
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,460,000	1,624,206

Total Trading Companies & Distributors				2,257,178

TOTAL INDUSTRIALS				31,648,611

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	90,000	113,649

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,860,000	$2,101,155
Intel Corp., Senior Notes	4.600%	3/25/40	100,000	133,484
Intel Corp., Senior Notes	4.750%	3/25/50	1,660,000	2,307,341
Intel Corp., Senior Notes	4.950%	3/25/60	500,000	723,328
NVIDIA Corp., Senior Notes	3.500%	4/1/40	200,000	231,362
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,000,000	1,137,660
NVIDIA Corp., Senior Notes	3.700%	4/1/60	370,000	435,156
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	190,000	196,775

Total Semiconductors & Semiconductor Equipment				7,266,261

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	823,000	844,366	(a)

TOTAL INFORMATION TECHNOLOGY				8,224,276

MATERIALS - 1.9%
Chemicals - 0.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,460,000	2,644,500	(d)
OCP SA, Senior Notes	5.625%	4/25/24	2,690,000	2,932,692	(a)

Total Chemicals				5,577,192

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,492,920	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	930,000	968,483	(a)

Total Containers & Packaging				2,461,403

Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,992,956	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	319,929	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	680,000	714,585
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	1,520,000	1,955,423
ArcelorMittal SA, Senior Notes	7.000%	3/1/41	840,000	1,067,189
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	538,051

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,330,000		$1,591,472	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000		214,103
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	50,000		56,520
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,860,000		2,091,924
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000		129,176	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,450,000		1,594,449	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,120,000		2,822,748

Total Metals & Mining					15,088,525

TOTAL MATERIALS					23,127,120

UTILITIES - 0.7%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,490,000		2,736,698
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,516,287

Total Electric Utilities					7,252,985

Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	698,313

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	220,000		255,135
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	150,000		180,533

Total Multi-Utilities					435,668

TOTAL UTILITIES					8,386,966

TOTAL CORPORATE BONDS & NOTES (Cost - $308,721,587)					339,270,342

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.5%
U.S. Government Obligations - 21.5%
U.S. Treasury Bonds	3.750%	11/15/43	63,570,000		94,230,109	(j)(k)
U.S. Treasury Bonds	2.875%	8/15/45	31,610,000		41,447,378
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000		40,682,250
U.S. Treasury Bonds	3.125%	5/15/48	19,160,000		26,629,406
U.S. Treasury Bonds	3.000%	2/15/49	80,000		109,419
U.S. Treasury Bonds	2.000%	2/15/50	5,020,000		5,683,581
U.S. Treasury Bonds	1.250%	5/15/50	9,600,000		9,121,500

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.375%	8/15/50	15,230,000		$14,946,817
U.S. Treasury Notes	1.750%	7/31/24	20,000		21,210
U.S. Treasury Notes	0.375%	4/30/25	140,000		140,837
U.S. Treasury Notes	0.500%	6/30/27	7,470,000		7,486,341
U.S. Treasury Notes	0.500%	8/31/27	18,680,000		18,707,728
U.S. Treasury Notes	0.625%	5/15/30	2,070,000		2,058,841

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $213,975,621)					261,265,417

SOVEREIGN BONDS - 10.6%
Argentina - 0.4%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	187,529	(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		1,310,400	*(e)
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/29 then 5.250%)	3.750%	12/31/38	3,240,000		1,407,116	*(e)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		804,100	*(a)(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,290,000		612,763	*(a)(e)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,450,000		688,765	*(a)(e)

Total Argentina					5,010,673

Brazil - 1.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,498,000	BRL	2,773,415
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	96,896,000	BRL	20,690,607

Total Brazil					23,464,022

Ghana - 0.2%
Ghana Government International Bond	10.750%	10/14/30	2,070,000		2,558,830	(a)

India - 2.0%
India Government Bond	7.350%	6/22/24	370,000,000	INR	5,386,068
India Government Bond	7.590%	1/11/26	620,000,000	INR	9,100,268
India Government Bond	7.590%	3/20/29	700,000,000	INR	10,309,122

Total India					24,795,458

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 1.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		$540,296
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,110,000		1,339,298	(d)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	930,000		1,205,327	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		654,203
Indonesia Treasury Bond	7.000%	5/15/27	19,447,000,000	IDR	1,385,494
Indonesia Treasury Bond	8.250%	5/15/29	93,966,000,000	IDR	7,075,922

Total Indonesia					12,200,540

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,820,000		1,830,279	(a)

Mexico - 1.7%
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	7,414,992
Mexican Bonos, Senior Notes	8.500%	5/31/29	115,950,000	MXN	6,264,596
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	7,036,138

Total Mexico					20,715,726

Russia - 3.2%
Russian Federal Bond - OFZ	7.050%	1/19/28	642,381,000	RUB	9,363,556
Russian Federal Bond - OFZ	6.900%	5/23/29	878,170,000	RUB	12,679,863
Russian Federal Bond - OFZ	7.650%	4/10/30	208,210,000	RUB	3,148,258
Russian Federal Bond - OFZ	7.250%	5/10/34	15,420,000	RUB	227,037
Russian Federal Bond - OFZ	7.700%	3/16/39	745,480,000	RUB	11,614,080
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,546,629	(a)

Total Russia					38,579,423

TOTAL SOVEREIGN BONDS (Cost - $147,813,117)					129,154,951

COLLATERALIZED MORTGAGE OBLIGATIONS(l) -10.6%
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.384%	5/26/37	5,163,580		4,488,800	(a)(c)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.340%	9/29/36	712,802		708,329	(a)(c)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.415%	9/29/36	15,247,286		13,202,183	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	0.449%	3/27/36	5,640,646		5,112,297	(a)(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	3,640,000		3,280,842	(a)(c)

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	0.335%	1/25/37	1,672,526	$1,501,902	(c)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.650%	5/15/37	4,900,000	4,217,123	(a)(c)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.903%	6/19/31	4,970	4,907	(c)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	3.866%	2/25/34	53,568	52,725	(c)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	0.435%	11/25/35	125,563	101,021	(c)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,094,218	948,701
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000x1mo. USD LIBOR + 5.100%)	4.925%	11/25/35	5,187,720	788,277	(c)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	0.435%	1/25/46	87,080	79,081	(c)
Countrywide Alternative Loan Trust, 2006-4CB 1A4,IO(-1.000x1mo. USD LIBOR + 5.300%)	5.125%	4/25/36	7,440,646	1,139,272	(c)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000x1mo. USD LIBOR + 5.500%)	5.325%	4/25/36	4,336,507	556,650	(c)
Countrywide Alternative Loan Trust, 2006-21CB A6,IO(-1.000x1mo. USD LIBOR + 5.600%)	5.425%	7/25/36	2,193,614	408,029	(c)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP G (1 mo. USD LIBOR + 3.250%)	3.412%	8/15/35	4,800,000	4,251,101	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.635%	6/15/38	101,254	52,274	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,101,219	1,827,938
CSMC Trust, 2014-USA E	4.373%	9/15/37	2,170,000	1,336,630	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	4,400,000	2,483,242	(a)
CSMC Trust, 2015-2R 3A1	0.592%	4/27/36	491,988	489,396	(a)(c)
CSMC Trust, 2015-2R 7A1	3.374%	8/27/36	582,652	581,667	(a)(c)
CSMC Trust, 2015-2R 7A2	3.374%	8/27/36	3,563,932	2,733,705	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.512%	7/15/32	9,800,000	$5,984,381	(a)(c)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	3,680,000	3,410,759	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,580,000	3,453,230	(a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.625%	6/25/34	10,405	9,742	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,273,433	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	7.325%	7/25/23	720,648	672,389	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.925%	3/25/25	3,849,559	4,186,955	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	2.625%	12/25/42	1,165,366	1,113,283	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.475%	1/25/50	2,310,000	2,054,699	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017- C03 1M2(1mo. USDLIBOR + 3.000%)	3.175%	10/25/29	3,075,748	3,120,242	(a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	49,460	61,270
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	493,328	17,013
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.231%	2/25/36	47,321	39,558	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	955,246	972,179	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	13,336,511	36,495	(a)

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	42,769	$36,129	(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	4,760,399	12,158	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.200%	2/16/53	2,885,885	29,994	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.125%	2/16/48	523,404	7,476	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.694%	9/16/55	2,072,521	91,904	(c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.509%	1/16/55	51,246,375	783,121	(c)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.767%	10/16/58	5,963,971	356,743	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.745%	7/16/58	1,689,582	92,362	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	551,495	584,054
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	0.405%	4/25/36	73,556	80,044	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.341%	11/19/46	125,444	104,243	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2020-NNNZ M	8.542%	1/16/37	2,263,689	1,738,776	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	661,506	333,619	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.068%	2/12/49	1,301,390	551,789	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.710%	2/15/51	85,920	81,186	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.370%	6/15/35	10,150,000	7,819,418	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.962%	7/15/34	7,187,051	$6,416,443	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	10,027,388	177,599	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.412%	12/15/36	2,690,000	2,238,162	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.912%	12/15/36	3,020,000	2,383,042	(a)(c)
JPMorgan Resecuritization Trust, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	0.367%	7/27/46	410,706	410,713	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	3,484,681	3,486,979	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.670%	5/25/34	35,803	34,547	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	604,395	356,640	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	779,385	459,897	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	4.893%	9/12/49	128,279	49,231	(c)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	86,058	58,429
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	4,530,000	3,979,917	(a)(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.162%	4/18/24	3,660,000	3,599,961	(a)(c)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	2,466,412	2,670,170	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	3.452%	8/25/36	88,922	64,407	(c)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.375%	2/25/36	9,141,772	2,102,417	(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.562%	11/15/27	7,530,000	150,600	(a)(c)

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	3.577%	4/25/34	109,066	$106,612	(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	6.504%	11/11/34	4,050,401	2,886,996	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	9.954%	11/11/34	4,050,401	2,840,883	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	177,382	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,089,986	102,399	(a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	0.895%	11/25/34	2,418,009	2,366,347	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.171%	2/25/46	2,228,567	2,038,914	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	408,410	402,523	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $152,169,883)				129,015,946

ASSET-BACKED SECURITIES - 5.8%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	7.615%	1/15/33	600,000	556,303	(a)(c)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	7,400,000	7,119,044	(c)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.083%	4/17/29	1,900,000	1,647,988	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.210%	7/25/32	80,368	79,854	(c)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	4.295%	10/25/32	1,000,000	982,594	(a)(c)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.375%	10/15/30	250,000	218,176	(a)(c)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	1.120%	4/25/35	196,393	200,127	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	2,200,000	$2,234,631	(a)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	3.422%	4/20/31	1,400,000	1,345,586	(a)(c)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	4.072%	1/20/29	1,570,000	1,528,885	(a)(c)(m)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.043%	8/20/32	750,000	674,629	(a)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.972%	7/20/31	3,250,000	3,130,367	(a)(c)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.272%	4/20/29	3,700,000	3,295,941	(a)(c)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.425%	10/15/26	1,980,000	1,831,211	(a)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	2,451,739	2,615,167	(a)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.673%	4/17/30	250,000	213,262	(a)(c)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	0.282%	4/15/37	1,303,686	1,242,039	(c)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.425%	8/15/24	3,373,931	3,331,625	(a)(c)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.922%	7/20/28	2,000,000	1,739,350	(a)(c)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,469,419	3,457,274	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	2,402,076	2,459,179	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	0.272%	8/25/36	367,304	156,298	(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	3.270%	10/29/29	1,550,000	1,457,556	(a)(c)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	4.935%	10/20/31	950,000	882,040	(a)(c)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.225%	4/15/31	2,000,000	1,665,810	(a)(c)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.223%	4/17/30	2,020,000	1,916,158	(a)(c)

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.472%	1/20/33	860,000	$689,059	(a)(c)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	5.772%	7/20/31	400,000	290,204	(a)(c)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	0.415%	11/25/46	12,276	1,945	(c)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	0.395%	6/25/46	16,479	21,077	(c)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.572%	1/20/33	1,410,000	1,404,911	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.435%	6/25/46	138,288	131,445	(a)(c)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.155%	7/15/29	1,000,000	922,482	(a)(c)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.472%	10/20/27	1,250,000	929,611	(a)(c)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.058%	4/22/30	2,600,000	2,395,780	(a)(c)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.280%	11/15/32	725,000	727,996	(a)(c)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.125%	4/15/31	800,000	712,205	(a)(c)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.556%	6/22/30	3,381,574	2,992,984	(a)(c)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.172%	1/20/32	250,000	242,871	(a)(c)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	0.940%	2/25/35	3,632,789	3,438,115	(c)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.471%	4/16/31	900,000	751,319	(a)(c)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	3.972%	4/20/29	1,750,000	1,750,072	(a)(c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,751,840	1,742,592
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	6.015%	4/15/27	2,600,000	1,858,241	(a)(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.295%	6/7/30	600,000	515,250	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.925%	10/15/31	2,260,000	$2,020,307	(a)(c)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.721%	10/20/31	1,300,000	1,222,000	(a)(c)(n)

TOTAL ASSET-BACKED SECURITIES (Cost - $74,263,886)				70,741,560

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.5%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	19,578,678	27,765,426	(j)(k)(o)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	7,148,848	9,091,591	(o)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	6,060,216	8,182,653
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,538,830	6,052,338
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	1,578,584	2,203,417
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	1,591,725	1,744,682

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $41,189,753)				55,040,107

SENIOR LOANS - 4.5%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.662%	1/31/28	1,050,000	1,025,135	(c)(p)(q)

Entertainment - 0.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.808%	2/10/27	3,730,060	3,604,171	(c)(p)(q)

Media - 0.1%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	5/1/26	152,336	144,656	(c)(p)(q)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.906%	9/18/26	1,796,369	1,769,049	(c)(p)(q)

Total Media				1,913,705

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.658%	4/15/27	9,950	$9,658	(c)(p)(q)
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	4/1/27	1,010,000	1,012,962	(c)(p)(q)

Total Wireless Telecommunication Services				1,022,620

TOTAL COMMUNICATION SERVICES				7,565,631

CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	1,735,225	1,732,152	(c)(p)(q)

Hotels, Restaurants & Leisure - 0.4%
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.906%	7/31/24	355,443	343,225	(c)(p)(q)
Caesars Resort Collection LLC, Term LoanB1(3mo. USDLIBOR +4.500%)	4.703-4.772%	7/21/25	680,000	661,158	(c)(p)(q)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	1,317,602	995,260	(c)(p)(q)
Scientific Games International Inc., Initial Term Loan B5	2.906-3.612%	8/14/24	1,659,392	1,555,977	(c)(p)(q)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.910%	9/20/24	1,857,625	1,764,744	(c)(g)(p)(q)

Total Hotels, Restaurants & Leisure				5,320,364

Specialty Retail - 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	1,622,139	1,533,935	(c)(p)(q)

TOTAL CONSUMER DISCRETIONARY				8,586,451

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	3.072%	9/13/26	398,995	384,232	(c)(p)(q)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.906%	6/27/23	398,961	385,147	(c)(p)(q)

TOTAL CONSUMER STAPLES				769,379

FINANCIALS - 1.0%
Capital Markets - 0.1%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.156%	7/3/24	654,987	642,843	(c)(p)(q)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.4%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.906%	2/27/26	990,013	$984,650	(c)(p)(q)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	1,240,000	1,238,837	(c)(p)(q)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	1/31/25	42,497	42,032	(c)(p)(q)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	1,663,258	1,568,036	(c)(p)(q)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	1,159,325	1,147,442	(c)(p)(q)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.164%	3/1/26	369,150	366,074	(c)(p)(q)

Total Diversified Financial Services				5,347,071

Insurance - 0.5%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.156%	11/3/24	271,839	267,705	(c)(p)(q)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR +6.500%)	6.656%	8/4/25	3,579,091	3,596,091	(c)(p)(q)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.406%	12/31/25	1,746,700	1,690,296	(c)(p)(q)

Total Insurance				5,554,092

TOTAL FINANCIALS				11,544,006

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.5%
Air Medical Group Holdings Inc., 2018 Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	1,315,430	1,306,034	(c)(p)(q)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	17,027	15,946	(r)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	72,791	68,168	(c)(p)(q)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.906%	11/17/25	488,733	480,028	(c)(p)(q)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.656%	8/6/26	1,781,050	1,777,340	(c)(p)(q)

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.412%	3/5/26	841,521	$828,478	(c)(p)(q)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	565,583	565,441	(c)(p)(q)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.188%	6/26/26	1,449,050	1,419,164	(c)(p)(q)

Total Health Care Providers & Services				6,460,599

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	1,562,632	1,554,819	(c)(p)(q)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	774,216	762,038	(c)(p)(q)

Total Health Care Technology				2,316,857

Pharmaceuticals - 0.1%
Milano Acquisition Corp., Term Loan	—	8/17/27	860,000	855,700	(r)

TOTAL HEALTH CARE				9,633,156

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Boeing Co., Term Loan	—	2/7/22	1,180,000	1,151,975	(r)

Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	1,070,000	1,069,498	(c)(p)(q)

Building Products - 0.1%
Forterra Finance LLC, Replacement Term Loan (1 mo. USD LIBOR + 3.000%)	4.000%	10/25/23	678,175	667,519	(c)(p)(q)

Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.406%	7/10/26	1,781,050	1,770,289	(c)(p)(q)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.656%	10/1/26	890,525	878,698	(c)(p)(q)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/30/26	1,209,235	1,209,802	(c)(p)(q)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	31

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	609,468	$605,993	(c)(p)(q)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.656%	8/27/25	932,875	928,987	(c)(p)(q)

Total Commercial Services & Supplies				5,393,769

Electrical Equipment - 0.1%
Brookfield WEC Holdings Inc.,
Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	1,478,014	1,456,767	(c)(p)(q)

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	1,528,800	1,513,512	(c)(g)(p)(q)

TOTAL INDUSTRIALS				11,253,040

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%††
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.406%	11/29/25	631,576	551,543	(c)(p)(q)

IT Services - 0.2%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.906%	9/30/24	998,486	991,777	(c)(p)(q)
Redstone Holdco 2 LP, Initial Term Loan	—	9/1/27	1,830,000	1,830,000	(r)

Total IT Services				2,821,777

Software - 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.156%	10/16/26	1,695,750	1,678,581	(c)(p)(q)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.906%	5/4/26	410,895	408,506	(c)(p)(q)

Total Software				2,087,087

TOTAL INFORMATION TECHNOLOGY				5,460,407

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, Initial Term Loan	—	9/26/27	180,000	180,248	(r)

TOTAL SENIOR LOANS (cost - $55,215,061)				54,992,318

See Notes to Schedule of Investments.

32	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES -4.2%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	22,471,816	ARS	$175,534	(f)

Germany - 0.6%
Deutsche Bundesrepublik Inflation Linked Bond	0.100%	4/15/26	5,909,499	EUR	7,572,475	(d)

Japan - 3.6%
Japanese Government CPI Linked Bond	0.100%	9/10/23	104,900,000	JPY	992,596
Japanese Government CPI Linked Bond	0.100%	3/10/24	1,135,780,000	JPY	10,752,458
Japanese Government CPI Linked Bond	0.100%	9/10/24	1,723,800,000	JPY	16,302,983
Japanese Government CPI Linked Bond	0.100%	3/10/25	1,016,000,000	JPY	9,604,109
Japanese Government CPI Linked Bond	0.100%	3/10/26	598,592,676	JPY	5,666,892

Total Japan					43,319,038

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $47,773,902)					51,067,047

MORTGAGE-BACKED SECURITIES - 2.6%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-10/1/49	2,786,897		2,960,797
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/1/50-3/1/50	475,067		511,646
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/50	427,563		459,922
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	5/1/43-7/1/43	304,915		343,200
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	501,538		549,110

Total FHLMC					4,824,675

FNMA - 1.5%
Federal National Mortgage Association (FNMA)	2.000%	9/1/35-9/1/50	2,900,000		3,003,785	(s)
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-12/1/49	2,130,658		2,353,190
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	236,731		269,600

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	33

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	6,240,062	$6,921,208
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-9/1/48	979,630	1,092,594
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-3/1/50	968,463	1,043,968
Federal National Mortgage Association (FNMA)	4.500%	7/1/48-12/1/48	2,188,398	2,376,418
Federal National Mortgage Association (FNMA)	2.500%	9/1/50	300,000	315,750	(s)
Federal National Mortgage Association (FNMA)	4.500%	9/1/50	500,000	540,098	(s)

Total FNMA				17,916,611

GNMA - 0.7%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	473,613	499,149
Government National Mortgage Association (GNMA)	4.000%	3/15/50	99,289	105,110
Government National Mortgage Association (GNMA)	3.500%	5/15/50	99,556	106,081
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	3,712,114	4,006,987
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	806,251	850,655
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	266,901	289,836
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	363,577	383,709
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	1,387,485	1,512,897
Government National Mortgage Association (GNMA) II	2.000%	9/1/50	500,000	518,086	(s)
Government National Mortgage Association (GNMA) II	2.500%	9/1/50	600,000	632,250	(s)

Total GNMA				8,904,760

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $30,634,232)				31,646,046

See Notes to Schedule of Investments.

34	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.5%
California - 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$419,987	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	219,554

Total California				639,541

Illinois - 0.3%
State of Illinois, GO	5.100%	6/1/33	3,100,000	3,177,686

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	790,000	640,098	(c)

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority, Series B, Refunding	4.131%	6/15/42	1,670,000	1,686,416

TOTAL MUNICIPAL BONDS (Cost - $5,899,618)				6,143,741

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Eurodollar Futures, Call @ $100.00	9/14/20	1,265	3,162,500	7,906
90-Day Eurodollar Futures, Put @ $99.50	9/14/20	1,586	3,965,000	9,912
3-Month EURIBOR Futures, Put @ 100.13EUR	3/15/21	1,372	343,000,000	40,932
U.S. Treasury 2-Year Notes Futures, Put @ $109.75	9/25/20	1,371	2,742,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Call @ $126.25	9/25/20	456	456,000	32,063
U.S. Treasury 5-Year Notes Futures, Call @ $127.00	9/25/20	952	952,000	7,438
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	9/4/20	420	420,000	39,375
U.S. Treasury 10-Year Notes Futures, Call @ $140.00	9/25/20	1,371	1,371,000	192,797

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	35

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $140.50		9/25/20	687	687,000	$42,938
U.S. Treasury 10-Year Notes Futures, Call @ $142.75		9/25/20	966	966,000	15,094
U.S. Treasury 10-Year Notes Futures, Put @ $138.00		9/25/20	1,371	1,371,000	149,953
U.S. Treasury Long-Term Bonds Futures, Call @ $177.50		9/4/20	279	279,000	69,750
U.S. Treasury Long-Term Bonds Futures, Call @ $179.00		9/4/20	429	429,000	40,219
U.S. Treasury Long-Term Bonds Futures, Put @ $171.00		9/4/20	28	28,000	875
U.S. Treasury Long-Term Bonds Futures, Put @ $174.00		9/4/20	513	513,000	160,312

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,697,624)					809,564

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 100.00bps	Credit Suisse	9/16/20	6,067,200	6,067,200	5,117
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 100.00bps	Credit Suisse	9/16/20	6,067,200	6,067,200	5,117
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 101.00bps	Bank of America N.A.	10/21/20	11,985,000	11,985,000	63,905
U.S. Dollar/Brazilian Real, Put @ 4.64BRL	Morgan Stanley & Co. Inc.	9/2/20	3,500,000	3,500,000	0	(h)
U.S. Dollar/Brazilian Real, Put @ 5.20BRL	JPMorgan Chase & Co.	10/15/20	11,500,000	11,500,000	111,924
U.S. Dollar/Euro, Call @ $1.15	Morgan Stanley & Co. Inc.	10/28/20	6,600,000	6,600,000	8,542

See Notes to Schedule of Investments.

36	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Euro, Put @ $1.14	Goldman Sachs Group Inc.	9/11/20	13,820,000	13,820,000	$676,213
U.S. Dollar/Mexican Peso, Put @ 21.97MXN	JPMorgan Chase & Co.	10/15/20	11,500,000	11,500,000	206,996
U.S. Dollar/Russian Ruble, Put @ 69.87RUB	JPMorgan Chase & Co.	10/15/20	11,500,000	11,500,000	28,172
U.S. Dollar/Russian Ruble, Put @ 72.06RUB	Goldman Sachs Group Inc.	10/19/20	6,500,000	6,500,000	54,443

TOTAL OTC PURCHASED OPTIONS (Cost - $1,671,923)					1,160,429

TOTAL PURCHASED OPTIONS (Cost - $3,369,547)					1,969,993

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost - $493,960)				4,000	542,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,081,520,167)					1,130,849,868

		RATE
SHORT-TERM INVESTMENTS - 3.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $41,041,389)		0.055%		41,041,389	41,041,389	(m)

TOTAL INVESTMENTS - 96.5% (Cost - $1,122,561,556)					1,171,891,257
Other Assets in Excess of Liabilities - 3.5%					42,226,121

TOTAL NET ASSETS - 100.0%					$1,214,117,378

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	37

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on these securities is currently in default as of August 31, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of August 31, 2020.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(k)	All or a portion of this security is held at the broker as collateral for OTC contracts.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2020, the total market value of investments in Affiliated Companies was $42,570,274 and the cost was $42,611,389 (Note 2).

(n)	Securities traded on a when-issued or delayed delivery basis.

(o)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(p)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(q)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)	All or a portion of this loan is unfunded as of August 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(s)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2020, the Fund held TBA securities with a total cost of $5,016,254.

See Notes to Schedule of Investments.

38	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Put	9/14/20	$99.63		793	1,982,500	$(4,956)
3-Month EURIBOR Futures, Put	3/15/21	99.63	EUR	1,372	343,000,000	(10,233)
U.S. Treasury 5-Year Notes Futures, Put	9/25/20	125.25		456	456,000	(10,688)
U.S. Treasury 10-Year Notes Futures, Call	9/4/20	139.00		140	140,000	(54,688)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	139.50		229	229,000	(67,984)
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	140.00		914	914,000	(285,625)
U.S. Treasury 10-Year Notes Futures, Put	10/23/20	138.00		914	914,000	(242,781)
U.S. Treasury Long-Term Bonds Futures, Call	9/4/20	175.50		93	93,000	(93,000)
U.S. Treasury Long-Term Bonds Futures, Call	9/4/20	176.50		143	143,000	(73,734)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	39

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury Long-Term Bonds Futures, Put		9/4/20	$172.00		28	28,000		$(1,750)
U.S. Treasury Long-Term Bonds Futures, Put		9/4/20	176.50		171	171,000		(221,766)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,698,449)								$(1,067,205)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Credit Suisse	9/16/20	93.50	bps	12,134,400	12,134,400	‡	$(3,298)
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Credit Suisse	9/16/20	95.00	bps	12,134,400	12,134,400	‡	(5,430)
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Bank of America N.A.	10/21/20	97.50	bps	23,970,000	23,970,000	‡	(63,445)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	9/2/20	5.67	BRL	3,500,000	3,500,000		(1,160)
U.S. Dollar/Euro, Put	Morgan Stanley & Co. Inc.	10/28/20	$1.21		6,600,000	6,600,000		(48,201)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	10/19/20	75.28	RUB	6,500,000	6,500,000		(121,258)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $962,179)								$(242,792)

TOTAL WRITTEN OPTIONS (Premiums received - $2,660,628)								$(1,309,997)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
RUB	— Russian Ruble

See Notes to Schedule of Investments.

40	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	1	9/20	$109,874	$108,765	$(1,109)
Euro-BTP	194	9/20	32,589,282	33,849,062	1,259,780
Euro-BTP	63	12/20	10,940,890	10,848,625	(92,265)
U.S. Treasury 2-Year Notes	1,371	12/20	302,852,168	302,916,023	63,855
U.S. Treasury Long-Term Bonds	708	12/20	125,516,552	124,408,875	(1,107,677)
U.S. Treasury Ultra Long- Term Bonds	603	12/20	134,996,322	133,206,469	(1,789,853)

					(1,667,269)

Contracts to Sell:
90-Day Eurodollar	2	3/21	498,221	499,000	(779)
90-Day Eurodollar	1,400	6/21	339,479,980	349,335,000	(9,855,020)
90-Day Eurodollar	1,324	12/21	328,111,407	330,271,800	(2,160,393)
Euro-Bund	267	9/20	55,774,911	55,937,708	(162,797)
Euro-Bund	239	12/20	49,463,120	49,264,436	198,684
Euro-Buxl	53	9/20	13,635,571	13,719,659	(84,088)
Euro-Schatz	294	9/20	39,320,521	39,299,891	20,630
U.S. Treasury 5-Year Notes	1,408	12/20	177,357,553	177,452,000	(94,447)
U.S. Treasury 10-Year Notes	4,932	12/20	687,428,233	686,781,000	647,233
U.S. Treasury Ultra 10-Year Notes	702	12/20	112,542,502	111,925,125	617,377
United Kingdom Long Gilt Bonds	499	12/20	90,904,095	90,056,834	847,261

					(10,026,339)

Net unrealized depreciation on open futures contracts					$(11,693,608)

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,876,540	EUR	6,040,000	Goldman Sachs Group Inc.	9/15/20	$(333,665)
USD	4,544,366	SAR	17,080,000	Goldman Sachs Group Inc.	9/24/20	(8,941)
USD	4,545,092	SAR	17,110,000	Goldman Sachs Group Inc.	9/24/20	(16,213)
USD	4,467,208	SAR	16,790,000	Morgan Stanley & Co. Inc.	9/24/20	(8,789)
USD	8,934,671	SAR	33,610,000	Morgan Stanley & Co. Inc.	9/24/20	(25,320)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	41

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	6,340,000	USD	4,632,096	BNP Paribas SA	10/16/20	$229,127
CAD	17,220,000	USD	12,581,181	BNP Paribas SA	10/16/20	622,328
TRY	43,943,810	USD	6,211,929	BNP Paribas SA	10/16/20	(322,673)
USD	3,608,416	EUR	3,210,000	BNP Paribas SA	10/16/20	(226,113)
USD	3,622,960	EUR	3,210,000	BNP Paribas SA	10/16/20	(211,569)
USD	3,681,088	EUR	3,270,000	BNP Paribas SA	10/16/20	(225,114)
USD	5,530,810	EUR	4,897,738	BNP Paribas SA	10/16/20	(319,819)
EUR	1,300,000	USD	1,532,839	Citibank N.A.	10/16/20	20,086
GBP	12,657,831	USD	15,798,125	Citibank N.A.	10/16/20	1,127,073
JPY	75,000,000	USD	711,951	Citibank N.A.	10/16/20	(3,412)
MXN	226,520,000	USD	10,035,442	Citibank N.A.	10/16/20	257,987
USD	1,302,875	GBP	1,000,000	Citibank N.A.	10/16/20	(34,258)
USD	747,053	JPY	80,000,000	Citibank N.A.	10/16/20	(8,722)
USD	6,450,278	MXN	145,280,260	Citibank N.A.	10/16/20	(151,488)
USD	8,150,134	MXN	183,920,000	Citibank N.A.	10/16/20	(207,483)
ZAR	161,849,413	USD	9,221,716	Citibank N.A.	10/16/20	278,957
JPY	70,000,000	USD	655,419	Goldman Sachs Group Inc.	10/16/20	5,885
MXN	172,764,932	USD	7,547,946	Goldman Sachs Group Inc.	10/16/20	302,767
USD	4,472,733	BRL	24,033,334	Goldman Sachs Group Inc.	10/16/20	92,148
USD	473,913	JPY	50,000,000	Goldman Sachs Group Inc.	10/16/20	1,554
USD	41,825,744	JPY	4,492,126,748	Goldman Sachs Group Inc.	10/16/20	(612,227)
USD	20,543,931	RUB	1,487,791,509	Goldman Sachs Group Inc.	10/16/20	556,442
AUD	7,464,899	USD	5,174,504	JPMorgan Chase & Co.	10/16/20	332,022
CAD	14,238,517	USD	10,492,527	JPMorgan Chase & Co.	10/16/20	424,917
IDR	32,825,856,642	USD	2,214,522	JPMorgan Chase & Co.	10/16/20	29,917
NOK	62,360,000	USD	6,662,820	JPMorgan Chase & Co.	10/16/20	477,709
USD	11,676,113	INR	891,354,447	JPMorgan Chase & Co.	10/16/20	(375,574)
USD	11,526,702	KRW	13,826,739,792	JPMorgan Chase & Co.	10/16/20	(113,960)

Total						$1,553,579

See Notes to Schedule of Investments.

42	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At August 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$109,662
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024%**	$8,401	122,046
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024%**	10,433	128,515
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	92,452

Total						$18,834	$452,675

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
207,237,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(898)	$(110,971)
38,270,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	23,010	10,914
13,349,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	4,382	236,393

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	43

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	34,860,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	$(86,463)	$131,237
	50,609,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(169,880)	172,588
	549,170,000	MXN	7/18/29	28-Day MXN TIIE-Banxico every 28 days	7.450% every 28 days	207,419	2,886,154
	571,730,000	MXN	7/20/29	28-Day MXN TIIE- Banxico every 28 days	7.440% every 28 days	261,534	2,940,381
	12,500,000		7/20/45	0.560% annually	Daily SOFR annually	—	682,843
	143,005,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	1,010,250	7,968,111
	6,054,600,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	3,232,546	(9,586,000)
	3,616,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	61,343	103,464
	2,510,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	186,402
	2,479,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	174,921

Total						$4,543,243	$5,796,437

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.500%, due 3/30/21)	7,380,000	EUR	12/20/24	0.788%	1.000% quarterly	$80,450	$80,250	$200

See Notes to Schedule of Investments.

44	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.573%	1.000% quarterly	$(163,108)	$(157,577)	$(5,531)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.34 Index	$41,389,650	6/20/25	5.000% quarterly	$2,366,288	$(988,784)	$3,355,072

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.34 Index	$72,670,000	6/20/30	1.000% quarterly	$73,396	$577,332	$(503,936)
Markit CDX.NA.IG.34 Index	167,870,000	6/20/25	1.000% quarterly	(2,768,343)	(2,106,439)	(661,904)

Total	$240,540,000			$(2,694,947)	$(1,529,107)	$(1,165,840)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2020 Quarterly Report	45

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

46	Western Asset Total Return Unconstrained Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

47

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

48

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$85,875,274	$953,200	$86,828,474
Other Corporate Bonds & Notes	—	252,441,868	—	252,441,868
U.S. Government & Agency Obligations	—	261,265,417	—	261,265,417
Sovereign Bonds	—	129,154,951	—	129,154,951
Collateralized Mortgage Obligations	—	129,015,946	—	129,015,946
Asset-Backed Securities	—	70,741,560	—	70,741,560
U.S. Treasury Inflation Protected Securities	—	55,040,107	—	55,040,107
Senior Loans:
Consumer Discretionary	—	6,821,707	1,764,744	8,586,451
Industrials	—	9,739,528	1,513,512	11,253,040
Other Senior Loans	—	35,152,827	—	35,152,827
Non-U.S. Treasury Inflation Protected Securities	—	51,067,047	—	51,067,047
Mortgage-Backed Securities	—	31,646,046	—	31,646,046
Municipal Bonds	—	6,143,741	—	6,143,741
Purchased Options:
Exchange-Traded Purchased Options	$809,564	—	—	809,564
OTC Purchased Options	—	1,160,429	—	1,160,429
Investments in Underlying Funds	542,400	—	—	542,400
Total Long-Term Investments	1,351,964	1,125,266,448	4,231,456	1,130,849,868
Short-Term Investments†	41,041,389	—	—	41,041,389

Total Investments	$42,393,353	$1,125,266,448	$4,231,456	$1,171,891,257

49

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$3,654,820	—	—	$3,654,820
Forward Foreign Currency Contracts	—	$4,758,919	—	4,758,919
OTC Interest Rate Swaps‡	—	471,509	—	471,509
Centrally Cleared Interest Rate Swaps	—	15,493,408	—	15,493,408
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	80,450	—	80,450
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,355,072	—	3,355,072

Total Other Financial Instruments	$3,654,820	$24,159,358	—	$27,814,178

Total	$46,048,173	$1,149,425,806	$4,231,456	$1,199,705,435

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,067,205	—	—	$1,067,205
OTC Written Options	—	$242,792	—	242,792
Futures Contracts	15,348,428	—	—	15,348,428
Forward Foreign Currency Contracts	—	3,205,340	—	3,205,340
Centrally Cleared Interest Rate Swaps	—	9,696,971	—	9,696,971
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	163,108	—	163,108
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	1,165,840	—	1,165,840

Total	$16,415,633	$14,474,051	—	$30,889,684

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

50

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2020. The following transactions were effected in such companies for the period ended August 31, 2020.

	Affiliate Value at May 31,
		Purchased		Sold
			Shares/		Shares/
	2020	Cost	Face amount	Cost	Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	$1,460,535	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	10,175,997	$192,867,602	192,867,602	$162,002,210	162,002,210

	$11,636,532	$192,867,602		$162,002,210

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2020
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	—	$18,182	$68,350	$1,528,885
Western Asset Premier Institutional Government Reserves, Premium Shares	—	5,172	—	41,041,389

	—	$23,354	$68,350	$42,570,274

51